As filed with the Securities and Exchange Commission on May 24, 2018

1933 Act Registration No. 333-144272

1940 Act Registration No. 811-4160

CIK No. 0000757552

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 14

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JF-A

(Exact Name of Registrant)

Lincoln Ensemble III VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Depositor’s principal executive offices)

Kirkland L. Hicks

The Lincoln National Life Insurance Company

150 North Radnor Chester Road

Radnor, PA 19087

(Name and address of agent for service)

Copies to:

John L. Reizian

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103

Title and amount of Securities being registered:

Units of Interest in the Separate Account Under Individual Flexible Premium Variable Life Insurance Policies.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. The Form 24F-2 for the December 31, 2017 was filed on March 26, 2018.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b)

☐  On May 1, 2018 pursuant to paragraph (b)

☒  60 days after filing pursuant to paragraph (a)(1)

☐  On [date], pursuant to paragraph (a)(1) of Rule 485.

Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the policy described in the Prospectus.

Supplement Dated               , 2018

To the Product Prospectus for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account JF-A

Ensemble III

This Supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only and no action is required on your part.  These changes will go into effect                     , 2018.

Changes to the “FEE TABLES” section of the prospectus:

The following replaces the “Mortality and Expense Risk Charge” section of the Table: Periodic Charges other than portfolio operating expenses:

WHEN CHARGE
CHARGE	IS DEDUCTED	AMOUNT DEDUCTED
Mortality and Expense	Accrued Daily	Maximum:
Risk Charge (3)		Policy Years 1-25: 0.85% annually
Policy Years 26+: 0.60% annually

Current:
Policy Years 1-25: 0.85% annually
Policy Years 26+: 0.60% annually

(3)  The rates given are effective annually rates.

Changes to the “CHARGES & FEES” section of the prospectus:

The following replaces the Mortality and Expense Risk Charge paragraph under the “Charges and Fees Assessed Against the Separate Account” section:

We will assess a charge on a daily basis against each Division at a current annual rate of 0.85% in Policy Years 1 through 25 and 0.60% in Policy Years 26 and later of the value of the Divisions to compensate us for mortality and expense risks we assume in connection with the Policy. We reserve the right to increase this charge, but guarantee that it will not exceed 0.85% in Policy Years 1 through 25 and 0.60% in Policy Years 26 and thereafter. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated and that we will, therefore, pay a Death Benefit before collecting a sufficient Cost of Insurance charge. The expense risk assumed is that expenses incurred in issuing and administering the Policies and operating the Separate Account will be greater than the administrative charges assessed for such expenses. The Separate Account is not subject to any taxes. However, if taxes are assessed against the Separate Account, we reserve the right to assess taxes against the Separate Account Value.

Changes to the “APPENDIX A” section of the prospectus:

The following replaces the “Illustrations of Accumulation Values, Cash Values and Death Benefits” section:

appendix a

▶  ILLUSTRATIONS OF ACCUMULATION VALUES, CASH VALUES AND DEATH BENEFITS

Following are a series of tables that illustrate how the Accumulation Values, Cash Values and Death Benefits of a Policy change with the investment performance of the Portfolios. The tables show how the Accumulation Values, Cash Values and Death Benefits of a Policy issued to an Insured of a given age and given premium would vary over time if the return on the assets held in each Portfolio were a constant gross annual rate of 0%, 6%, and 12%. The gross rates of return do not reflect the deduction of the charges and expenses of the Portfolios. The tables on pages A-3 through A-13 illustrate a Policy issued to a male, age 45, under a standard rate non-smoker underwriting risk classification. The Accumulation Values, Cash Values and Death Benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years.

The amount of the Accumulation Value exceeds the Cash Value during the first nine Policy Years due to the Surrender Charge. For Policy Years ten and after, the Accumulation Value and Cash Value are equal, since the Surrender Charge has been reduced to zero.

The second column shows the Accumulation Value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the Accumulation Values and the fourth and seventh columns illustrate the Cash Values of the Policy over the designated period. The Accumulation Values shown in the third column and the Cash Values shown in the fourth column assume the monthly charge for cost of insurance is based upon the current cost of insurance rates as discounted, a monthly Accumulation Value adjustment is added, and that the mortality and expense risk charge and Premium Load are charged at current rates. The current cost of insurance rates are based on the gender, issue age, policy year, and rating class of the Insured, and the Specified Amount of the Policy. The Accumulation Values shown in the sixth column and the Cash Values shown in the seventh column assume the monthly charge for cost of insurance is based upon the maximum cost of insurance rates allowable, which are based on the Commissioner's

1980 Standard Ordinary Mortality Table, and upon the maximum mortality and expense risk charges and premium load provided in the Policy, as described below. The current cost of insurance rates are different for Specified Amounts below $100,000 and above $100,000. The fifth and eighth columns illustrate the Death Benefit of a Policy over the designated period on a current and guaranteed basis, respectively. The illustrations of Death Benefits reflect the same assumptions as the Accumulation Values and Cash Values. The Death Benefit values also vary between tables, depending upon whether Option I, Option II or Option III Death Benefits are illustrated.

The amounts shown for the Death Benefit, Accumulation Values, and Cash Values reflect the fact that the net investment return of the Divisions is lower than the gross return on the assets in the Divisions, as a result of expenses paid by the Portfolios and charges levied against the Divisions.

The policy values shown take into account a daily investment advisory fee equivalent to the maximum annual rate of .53% of the aggregate arithmetic average daily net assets of the Portfolios, plus a charge of .36% of the aggregate arithmetic average daily net assets to cover expenses incurred by the Portfolios for the twelve months ended December 31, 2017. The investment advisory fee is an arithmetic average of the individual investment advisory fees of the fifty-four Portfolios. The .36% expense figure is an arithmetic average of the annual expenses of the LVIP Funds, the AFIS Portfolios, the American Century VP Portfolios, the Delaware VIP High Yield Series, the Goldman Sachs Portfolio, the Franklin Templeton Portfolios, the Fidelity VIP Portfolios, the MFS Portfolio, the PIMCO Total Return Portfolio, the ProFunds, the DWS Small Cap Index VIP Portfolio and the Vanguard VIF Portfolios. Portfolio fees and expenses used in the illustrations do not reflect any expense reimbursements or fee waivers, which are terminable by the Portfolios and/or their investment advisors as described in the Policy prospectus under Fee table and in the prospectuses for the Portfolios. Expenses for the unaffiliated Portfolios were provided by the investment managers for these Portfolios and the Company has not independently verified such information. The policy values also take into account a daily charge to each Division for the Mortality and Expense Risks

Charge, which is equivalent to a charge at an annual rate of 0.85% (0.85% guaranteed) of the average daily net assets of the Divisions in Policy Years 1 through 25 and 0.60% (0.60% guaranteed) thereafter. After deduction of these amounts, the illustrated gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of –1.74%, 4.26% and 10.26% on a current basis, and –1.74%, 4.26% and 10.26% on a guaranteed basis.

The assumed annual premium used in calculating Accumulation Value, Cash Value, and Death Benefits is net of the 2.5% state premium tax charge, the 1.25% federal income tax charge and the Premium Load, which is 3% in Policy Years 1 through 10 only on a current basis and 3% in all years on a guaranteed basis. It also reflects deduction of the Monthly Deduction and addition of the Monthly Accumulation Value Adjustment. As part of the Monthly Deduction, the Monthly Acquisition Charge of 2% of the Load Basis Amount is per month in Policy Year 1 and 1% of the Load Basis Amount per month in Policy Year 2 has been deducted. The Load Basis Amount varies by gender, Issue Age and rating class of the Insured.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes or other taxes against Separate Account JF-A since the Company is not currently making such charges. However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the Accumulation Values, Cash Values and Death Benefits illustrated.

The tables illustrate the policy values that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year, if all net premiums are allocated to Separate Account JF-A, and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the Policyowner varied the amount or frequency of premium payments. The tables also assume that the Policyowner has not requested an increase or decrease in Specified Amount, that no withdrawals have been made and no surrender charges imposed, and that no transfers have been made and no transfer charges imposed.

Upon request, we will provide a comparable illustration based upon the proposed Insured's age, gender and rating class, the Specified Amount requested, the proposed frequency and amount of premium payments and any available riders requested. Existing Policyowners may request illustrations based on existing Cash Value at the time of request. We reserve the right to charge an administrative fee of up to $50 for such illustrations.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: I GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 12% (10.26%) (Guaranteed) 12% (10.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,243	0	100,000	1,080	0	100,000
2	4,305	2,787	1,296	100,000	2,427	936	100,000
3	6,620	4,660	3,169	100,000	4,069	2,578	100,000
4	9,051	6,720	5,229	100,000	5,846	4,355	100,000
5	11,604	8,987	7,496	100,000	7,772	6,281	100,000
6	14,284	11,490	10,297	100,000	9,860	8,667	100,000
7	17,098	14,251	13,357	100,000	12,123	11,229	100,000
8	20,053	17,297	16,701	100,000	14,576	13,980	100,000
9	23,156	20,662	20,364	100,000	17,236	16,938	100,000
10	26,414	24,370	24,370	100,000	20,122	20,122	100,000
15	45,315	50,024	50,024	100,000	39,051	39,051	100,000
20	69,439	93,032	93,032	113,498	70,368	70,368	100,000
25	100,227	164,472	164,472	190,788	124,388	124,388	144,290
30	139,522	281,944	281,944	301,680	213,660	213,660	228,617
35	189,673	475,836	475,836	499,627	361,153	361,153	379,211
40	253,680	791,335	791,335	830,902	596,206	596,206	626,016
45	335,370	1,299,366	1,299,366	1,364,334	960,396	960,396	1,008,416
50	439,631	2,132,396	2,132,396	2,153,720	1,554,419	1,554,419	1,569,963

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 10.51% on the current basis and 10.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

(4)  Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: I CASH VALUE ACCUMULATION TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 12% (10.26%) (Guaranteed) 12% (10.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,243	0	100,000	1,080	0	100,000
2	4,305	2,787	1,296	100,000	2,427	936	100,000
3	6,620	4,660	3,169	100,000	4,069	2,578	100,000
4	9,051	6,720	5,229	100,000	5,846	4,355	100,000
5	11,604	8,987	7,496	100,000	7,772	6,281	100,000
6	14,284	11,490	10,297	100,000	9,860	8,667	100,000
7	17,098	14,251	13,357	100,000	12,123	11,229	100,000
8	20,053	17,297	16,701	100,000	14,576	13,980	100,000
9	23,156	20,662	20,364	100,000	17,236	16,938	100,000
10	26,414	24,370	24,370	100,000	20,122	20,122	100,000
15	45,315	50,024	50,024	100,000	39,051	39,051	100,000
20	69,439	91,662	91,662	159,492	69,799	69,799	121,451
25	100,227	158,040	158,040	244,961	115,979	115,979	179,768
30	139,522	262,887	262,887	370,670	183,596	183,596	258,871
35	189,673	426,117	426,117	553,952	278,184	278,184	361,639
40	253,680	676,686	676,686	825,556	407,216	407,216	496,804
45	335,370	1,056,777	1,056,777	1,225,861	576,287	576,287	668,493
50	439,631	1,633,918	1,633,918	1,813,649	802,919	802,919	891,240

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 10.51% on the current basis and 10.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

(4)  Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: II GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 12% (10.26%) (Guaranteed) 12% (10.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,239	0	101,239	1,073	0	101,073
2	4,305	2,771	1,280	102,771	2,405	914	102,405
3	6,620	4,627	3,136	104,627	4,021	2,530	104,021
4	9,051	6,658	5,167	106,658	5,758	4,267	105,758
5	11,604	8,885	7,394	108,885	7,624	6,133	107,624
6	14,284	11,334	10,141	111,334	9,628	8,435	109,628
7	17,098	14,024	13,130	114,024	11,776	10,882	111,776
8	20,053	16,978	16,382	116,978	14,073	13,477	114,073
9	23,156	20,225	19,927	120,225	16,528	16,230	116,528
10	26,414	23,785	23,785	123,785	19,143	19,143	119,143
15	45,315	47,819	47,819	147,819	35,055	35,055	135,055
20	69,439	85,631	85,631	185,631	56,977	56,977	156,977
25	100,227	146,090	146,090	246,090	86,045	86,045	186,045
30	139,522	242,466	242,466	342,466	123,479	123,479	223,479
35	189,673	394,969	394,969	494,969	165,978	165,978	265,978
40	253,680	636,039	636,039	736,039	207,697	207,697	307,697
45	335,370	1,017,850	1,017,850	1,117,850	230,517	230,517	330,517
50	439,631	1,625,494	1,625,494	1,725,494	204,958	204,958	304,958

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 10.51% on the current basis and 10.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: II CASH VALUE ACCUMULATION TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 12% (10.26%) (Guaranteed) 12% (10.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,239	0	101,239	1,073	0	101,073
2	4,305	2,771	1,280	102,771	2,405	914	102,405
3	6,620	4,627	3,136	104,627	4,021	2,530	104,021
4	9,051	6,658	5,167	106,658	5,758	4,267	105,758
5	11,604	8,885	7,394	108,885	7,624	6,133	107,624
6	14,284	11,334	10,141	111,334	9,628	8,435	109,628
7	17,098	14,024	13,130	114,024	11,776	10,882	111,776
8	20,053	16,978	16,382	116,978	14,073	13,477	114,073
9	23,156	20,225	19,927	120,225	16,528	16,230	116,528
10	26,414	23,785	23,785	123,785	19,143	19,143	119,143
15	45,315	47,819	47,819	147,819	35,055	35,055	135,055
20	69,439	85,631	85,631	185,631	56,977	56,977	156,977
25	100,227	146,090	146,090	246,090	86,045	86,045	186,045
30	139,522	242,466	242,466	342,466	123,479	123,479	223,479
35	189,673	393,855	393,855	512,011	165,978	165,978	265,978
40	253,680	626,341	626,341	764,136	207,697	207,697	307,697
45	335,370	979,021	979,021	1,135,664	230,517	230,517	330,517
50	439,631	1,514,551	1,514,551	1,681,152	204,958	204,958	304,958

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 10.51% on the current basis and 10.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: III GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 12% (10.26%) (Guaranteed) 12% (10.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,237	0	102,000	1,070	0	102,000
2	4,305	2,766	1,275	104,000	2,396	905	104,000
3	6,620	4,616	3,125	106,000	4,000	2,509	106,000
4	9,051	6,641	5,150	108,000	5,722	4,231	108,000
5	11,604	8,861	7,370	110,000	7,568	6,077	110,000
6	14,284	11,303	10,110	112,000	9,548	8,355	112,000
7	17,098	13,988	13,094	114,000	11,668	10,774	114,000
8	20,053	16,940	16,344	116,000	13,936	13,340	116,000
9	23,156	20,189	19,891	118,000	16,358	16,060	118,000
10	26,414	23,758	23,758	120,000	18,941	18,941	120,000
15	45,315	48,099	48,099	130,000	34,824	34,824	130,000
20	69,439	87,768	87,768	140,000	57,890	57,890	140,000
25	100,227	154,909	154,909	179,694	93,278	93,278	150,000
30	139,522	266,255	266,255	284,893	156,331	156,331	167,274
35	189,673	450,033	450,033	472,534	267,311	267,311	280,676
40	253,680	749,079	749,079	786,533	444,230	444,230	466,442
45	335,370	1,230,626	1,230,626	1,292,157	718,442	718,442	754,364
50	439,631	2,020,226	2,020,226	2,040,428	1,165,667	1,165,667	1,177,323

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 10.51% on the current basis and 10.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

(4)  Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: I GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 6% (4.26%) (Guaranteed) 6% (4.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,156	0	100,000	997	0	100,000
2	4,305	2,528	1,037	100,000	2,188	697	100,000
3	6,620	4,124	2,633	100,000	3,580	2,089	100,000
4	9,051	5,781	4,290	100,000	4,998	3,507	100,000
5	11,604	7,503	6,012	100,000	6,440	4,949	100,000
6	14,284	9,299	8,106	100,000	7,905	6,712	100,000
7	17,098	11,170	10,276	100,000	9,388	8,494	100,000
8	20,053	13,118	12,522	100,000	10,885	10,289	100,000
9	23,156	15,148	14,850	100,000	12,391	12,093	100,000
10	26,414	17,258	17,258	100,000	13,899	13,899	100,000
15	45,315	29,323	29,323	100,000	21,382	21,382	100,000
20	69,439	43,618	43,618	100,000	28,278	28,278	100,000
25	100,227	61,380	61,380	100,000	33,198	33,198	100,000
30	139,522	84,451	84,451	100,000	33,698	33,698	100,000
35	189,673	114,963	114,963	120,711	20,652	20,652	100,000
40	253,680	152,564	152,564	160,192	0	0	0
45	335,370	197,853	197,853	207,745	0	0	0
50	439,631	254,388	254,388	256,931	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 4.51% on the current basis and 4.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

(4)  Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: I CASH VALUE ACCUMULATION TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 6% (4.26%) (Guaranteed) 6% (4.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,156	0	100,000	997	0	100,000
2	4,305	2,528	1,037	100,000	2,188	697	100,000
3	6,620	4,124	2,633	100,000	3,580	2,089	100,000
4	9,051	5,781	4,290	100,000	4,998	3,507	100,000
5	11,604	7,503	6,012	100,000	6,440	4,949	100,000
6	14,284	9,299	8,106	100,000	7,905	6,712	100,000
7	17,098	11,170	10,276	100,000	9,388	8,494	100,000
8	20,053	13,118	12,522	100,000	10,885	10,289	100,000
9	23,156	15,148	14,850	100,000	12,391	12,093	100,000
10	26,414	17,258	17,258	100,000	13,899	13,899	100,000
15	45,315	29,323	29,323	100,000	21,382	21,382	100,000
20	69,439	43,618	43,618	100,000	28,278	28,278	100,000
25	100,227	61,380	61,380	100,000	33,198	33,198	100,000
30	139,522	83,659	83,659	117,959	33,698	33,698	100,000
35	189,673	109,641	109,641	142,533	20,652	20,652	100,000
40	253,680	139,273	139,273	169,913	0	0	0
45	335,370	172,504	172,504	200,105	0	0	0
50	439,631	210,087	210,087	233,197	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 4.51% on the current basis and 4.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

(4)  Increase is due to adjustment by the corridor percentage. See "Death Benefits".

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: II GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 6% (4.26%) (Guaranteed) 6% (4.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,151	0	101,151	991	0	100,991
2	4,305	2,514	1,023	102,514	2,169	678	102,169
3	6,620	4,095	2,604	104,095	3,539	2,048	103,539
4	9,051	5,729	4,238	105,729	4,924	3,433	104,924
5	11,604	7,420	5,929	107,420	6,320	4,829	106,320
6	14,284	9,177	7,984	109,177	7,725	6,532	107,725
7	17,098	11,000	10,106	111,000	9,129	8,235	109,129
8	20,053	12,888	12,292	112,888	10,524	9,928	110,524
9	23,156	14,847	14,549	114,847	11,903	11,605	111,903
10	26,414	16,869	16,869	116,869	13,252	13,252	113,252
15	45,315	28,139	28,139	128,139	19,280	19,280	119,280
20	69,439	40,362	40,362	140,362	22,874	22,874	122,874
25	100,227	53,668	53,668	153,668	20,952	20,952	120,952
30	139,522	67,265	67,265	167,265	8,670	8,670	108,670
35	189,673	78,029	78,029	178,029	0	0	0
40	253,680	81,301	81,301	181,301	0	0	0
45	335,370	69,602	69,602	169,602	0	0	0
50	439,631	31,966	31,966	131,966	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 4.51% on the current basis and 4.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: II CASH VALUE ACCUMULATION TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 6% (4.26%) (Guaranteed) 6% (4.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,151	0	101,151	991	0	100,991
2	4,305	2,514	1,023	102,514	2,169	678	102,169
3	6,620	4,095	2,604	104,095	3,539	2,048	103,539
4	9,051	5,729	4,238	105,729	4,924	3,433	104,924
5	11,604	7,420	5,929	107,420	6,320	4,829	106,320
6	14,284	9,177	7,984	109,177	7,725	6,532	107,725
7	17,098	11,000	10,106	111,000	9,129	8,235	109,129
8	20,053	12,888	12,292	112,888	10,524	9,928	110,524
9	23,156	14,847	14,549	114,847	11,903	11,605	111,903
10	26,414	16,869	16,869	116,869	13,252	13,252	113,252
15	45,315	28,139	28,139	128,139	19,280	19,280	119,280
20	69,439	40,362	40,362	140,362	22,874	22,874	122,874
25	100,227	53,668	53,668	153,668	20,952	20,952	120,952
30	139,522	67,265	67,265	167,265	8,670	8,670	108,670
35	189,673	78,029	78,029	178,029	0	0	0
40	253,680	81,301	81,301	181,301	0	0	0
45	335,370	69,602	69,602	169,602	0	0	0
50	439,631	31,966	31,966	131,966	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 4.51% on the current basis and 4.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: III GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 6% (4.26%) (Guaranteed) 6% (4.26%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,150	0	102,000	988	0	102,000
2	4,305	2,508	1,017	104,000	2,158	667	104,000
3	6,620	4,083	2,592	106,000	3,516	2,025	106,000
4	9,051	5,709	4,218	108,000	4,884	3,393	108,000
5	11,604	7,390	5,899	110,000	6,256	4,765	110,000
6	14,284	9,135	7,942	112,000	7,630	6,437	112,000
7	17,098	10,943	10,049	114,000	8,994	8,100	114,000
8	20,053	12,816	12,220	116,000	10,340	9,744	116,000
9	23,156	14,759	14,461	118,000	11,656	11,358	118,000
10	26,414	16,763	16,763	120,000	12,929	12,929	120,000
15	45,315	27,926	27,926	130,000	18,229	18,229	130,000
20	69,439	40,039	40,039	140,000	19,887	19,887	140,000
25	100,227	53,369	53,369	150,000	12,462	12,462	150,000
30	139,522	67,445	67,445	160,000	0	0	0
35	189,673	79,713	79,713	170,000	0	0	0
40	253,680	85,653	85,653	180,000	0	0	0
45	335,370	73,696	73,696	190,000	0	0	0
50	439,631	5,644	5,644	200,000	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals 4.51% on the current basis and 4.51% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 6% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: I GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 0% (–1.74%) (Guaranteed) 0% (–1.74%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,069	0	100,000	915	0	100,000
2	4,305	2,280	789	100,000	1,960	469	100,000
3	6,620	3,630	2,139	100,000	3,132	1,641	100,000
4	9,051	4,949	3,458	100,000	4,249	2,758	100,000
5	11,604	6,237	4,746	100,000	5,309	3,818	100,000
6	14,284	7,503	6,310	100,000	6,310	5,117	100,000
7	17,098	8,742	7,848	100,000	7,247	6,353	100,000
8	20,053	9,954	9,358	100,000	8,113	7.517	100,000
9	23,156	11,142	10,844	100,000	8,904	8,606	100,000
10	26,414	12,296	12,296	100,000	9,611	9.611	100,000
15	45,315	17,718	17,718	100,000	11,758	11,758	100,000
20	69,439	21,565	21,565	100,000	10,849	10,849	100,000
25	100,227	23,872	23,872	100,000	4,677	4,677	100,000
30	139,522	24,173	24,173	100,000	0	0	0
35	189,673	20,114	20,114	100,000	0	0	0
40	253,680	7,696	7,696	100,000	0	0	0
45	335,370	0	0	0	0	0	0
50	439,631	0	0	0	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals –1.49% on the current basis and –1.49% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: I CASH VALUE ACCUMULATION TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 0% (–1.74%) (Guaranteed) 0% (–1.74%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,069	0	100,000	915	0	100,000
2	4,305	2,280	789	100,000	1,960	469	100,000
3	6,620	3,630	2,139	100,000	3,132	1,641	100,000
4	9,051	4,949	3,458	100,000	4,249	2,758	100,000
5	11,604	6,237	4,746	100,000	5,309	3,818	100,000
6	14,284	7,503	6,310	100,000	6,310	5,117	100,000
7	17,098	8,742	7,848	100,000	7,247	6,353	100,000
8	20,053	9,954	9,358	100,000	8,113	7,517	100,000
9	23,156	11,142	10,844	100,000	8,904	8,606	100,000
10	26,414	12,296	12,296	100,000	9,611	9,611	100,000
15	45,315	17,718	17,718	100,000	11,758	11,758	100,000
20	69,439	21,565	21,565	100,000	10,849	10,849	100,000
25	100,227	23,872	23,872	100,000	4,677	4,677	100,000
30	139,522	24,173	24,173	100,000	0	0	0
35	189,673	20,114	20,114	100,000	0	0	0
40	253,680	7,696	7,696	100,000	0	0	0
45	335,370	0	0	0	0	0	0
50	439,631	0	0	0	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals –1.49% on the current basis and –1.49% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: II GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 0% (–1.74%) (Guaranteed) 0% (–1.74%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,065	0	101,065	909	0	100,909
2	4,305	2,267	776	102,267	1,943	452	101,943
3	6,620	3,605	2,114	103,605	3,096	1,605	103,096
4	9,051	4,905	3,414	104,905	4,187	2,696	104,187
5	11,604	6,171	4,680	106,171	5,213	3,722	105,213
6	14,284	7,409	6,216	107,409	6,171	4,978	106,171
7	17,098	8,615	7,721	108,615	7,054	6,160	107,054
8	20,053	9,790	9,194	109,790	7,856	7,260	107,858
9	23,156	10,934	10,636	110,934	8,569	8,271	108,569
10	26,414	12,040	12,040	112,040	9,185	9,185	109,185
15	45,315	17,072	17,072	117,072	10,645	10,645	110,645
20	69,439	20,122	20,122	120,122	8,648	8,648	108,648
25	100,227	21,149	21,149	121,149	1,306	1,306	101,306
30	139,522	19,406	19,406	119,406	0	0	0
35	189,673	12,326	12,326	112,326	0	0	0
40	253,680	0	0	0	0	0	0
45	335,370	0	0	0	0	0	0
50	439,631	0	0	0	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals –1.49% on the current basis and –1.49% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: II CASH VALUE ACCUMULATION TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 0% (–1.74%) (Guaranteed) 0% (–1.74%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,065	0	101,065	909	0	100,909
2	4,305	2,267	776	102,267	1,943	452	101,943
3	6,620	3,605	2,114	103,605	3,096	1,605	103,096
4	9,051	4,905	3,414	104,905	4,187	2,696	104,187
5	11,604	6,171	4,680	106,171	5,213	3,722	105,213
6	14,284	7,409	6,216	107,409	6,171	4,978	106,171
7	17,098	8,615	7,721	108,615	7,054	6,160	107,054
8	20,053	9,790	9,194	109,790	7,856	7,260	107,856
9	23,156	10,934	10,636	110,934	8,569	8,271	108,569
10	26,414	12,040	12,040	112,040	9,185	9,185	109,185
15	45,315	17,072	17,072	117,072	10,645	10,645	110,645
20	69,439	20,122	20,122	120,122	8,648	8,648	108,648
25	100,227	21,149	21,149	121,149	1,306	1,306	101,306
30	139,522	19,406	19,406	119,406	0	0	0
35	189,673	12,326	12,326	112,326	0	0	0
40	253,680	0	0	0	0	0	0
45	335,370	0	0	0	0	0	0
50	439,631	0	0	0	0	0	0

(1)  For Policy Years 26 and thereafter, the illustrated net annual rate of return equals –1.49% on the current basis and –1.49% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
ENSEMBLE III FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION: III GUIDELINE PREMIUM TEST MALE STANDARD NON-SMOKER ISSUE AGE 45 $100,000 INITIAL SPECIFIED AMOUNT	ASSUMED HYPOTHETICAL GROSS ANNUAL RATE OF RETURN(1): (Current) 0% (–1.74%) (Guaranteed) 0% (–1.74%) ASSUMED ANNUAL PREMIUM(2): $2,000

		ASSUMING CURRENT COSTS			ASSUMING GUARANTEED COSTS
END OF YEAR	PREMIUMS ACCUMULATED AT 5% INTEREST PER YEAR	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)	ACCUMULATION VALUE(3)	CASH VALUE(3)	DEATH BENEFIT(3)
1	2,100	1,063	0	102,000	906	0	102,000
2	4,305	2,261	770	104,000	1,932	441	104,000
3	6,620	3,592	2,101	106,000	3,072	1,581	106,000
4	9,051	4,883	3,392	108,000	4,144	2,653	108,000
5	11,604	6,136	4,645	110,000	5,143	3,652	110,000
6	14,284	7,358	6,165	112,000	6,067	4,874	112,000
7	17,098	8,547	7,653	114,000	6,904	6,010	114,000
8	20,053	9,699	9,103	116,000	7,647	7,051	116,000
9	23,156	10,818	10,520	118,000	8,286	7,988	118,000
10	26,414	11,893	11,893	120,000	8,807	8,807	120,000
15	45,315	16,667	16,667	130,000	9,329	9,329	130,000
20	69,439	19,049	19,049	140,000	4,818	4,818	140,000
25	100,227	18,631	18,631	150,000	0	0	0
30	139,522	13,629	13,629	160,000	0	0	0
35	189,673	0	0	0	0	0	0
40	253,680	0	0	0	0	0	0
45	335,370	0	0	0	0	0	0
50	439,631	0	0	0	0	0	0

(1)  For For Policy Years 26 and thereafter, the illustrated net annual rate of return equals –1.49% on the current basis and –1.49% on the guaranteed basis.

(2)  Assumes a $2,000 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

(3)  Assumes that no policy loans or withdrawals have been made. Zero values indicate lapse in the absence of an additional premium payment.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE ACCUMULATION VALUE, CASH VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY, SEPARATE ACCOUNT JF-A, OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

To learn more about the Separate Account, the Company, and the Policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. Please call our Service Office at 1-800-487-1485: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, Accumulation Values, and Surrender Values; and (3) to ask questions about the Policy or make other inquiries.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Separate Account and the Policy. Our reports and other information about the Separate Account and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-4160

Please retain this Supplement for future reference.

Part A

The Prospectus for Lincoln Ensemble III VUL is incorporated herein by reference to Post-effective Amendment No. 13 (File No. 333-144272) filed on April 27, 2018 and to the definitive 497 Filing filed on May 1, 2018.

Part B

The Statement of Additional Information for Lincoln Ensemble III VUL is incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 333-144272) filed on April 27, 2018 and to the definitive 497 Filing filed on May 1, 2018.

Part C - Ensemble III

Item 26:  Exhibits

(1)      Resolution of Board of Directors of the Volunteer State Life Insurance Company, adopted at a meeting held on August 20, 1984. (1)

(2)      N/A

(3)      Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. (2), and amendment (15)

(4)      Policy (3)

Specimen Riders (4)

(a)      Death Benefit Maintenance Rider (5)

(b)      Accelerated Benefits Rider (5)

(c)       Accidental Death Benefit Rider (5)

(d)      Automatic Insurance Rider (5)

(e)       Accelerated Benefits Rider (5)

(f)       Guaranteed Death Benefit Rider (5)

(g)       Guaranteed Insurability Option Rider (5)

(h)      Supplemental Coverage Rider (5)

(i)        Spouse Term Insurance Rider (5)

(j)       Disability Waiver of Monthly Deduction Benefit Rider (5)

(k)      Disability Waiver of Specified Premium Benefit Rider (5)

(l)        Children’s Term Insurance Rider (6)

(5)      Specimen Application (5)

(6)      (a)     Articles of Incorporation of The Lincoln National Life Insurance Company(7)

(b)      By-laws of The Lincoln National Life Insurance Company(8)

(7)      Reinsurance Contracts(5)

(8)      Fund Participation Agreement between The Lincoln National Life Insurance Company and:

(a)      American Century Variable Portfolios, Inc. (16)

(b)      American Funds Insurance Series(13)

(c)       Delaware VIP Trust(10)

(d)      Deutsche Investments VIT Funds(9)

(e)       Fidelity(R) Variable Insurance Products(16)

(f)       Franklin Templeton Variable Insurance Products Trust(10)

(g)       Goldman Sachs Variable Insurance Trust(10)

(h)      Lincoln Variable Insurance Products Trust(14)

(i)        MFS(R) Variable Insurance Trust(10)

(j)       PIMCO Variable Insurance Trust(16)

(k)      ProFunds VP(11)

(l)        T. Rowe Price Equity Series, Inc. (11)

(m)     Vanguard Variable Insurance Fund(11)

(9)      Accounting and Financial Administration Services Agreement dated October 1, 2007among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity of NewYork. (12)

(10)    N/A

(11)    Opinion and Consent of John L. Reizian, Esq.

(12)    N/A

(13)    N/A

(14)    Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To be filed by amendment).

(15)    N/A

(16)    N/A

(17)    Compliance Procedures (16)

(1)      Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form S-6 (File No.: 033-7734) filed on April 18, 1996.

(2)      Incorporated by reference to Post-Effective Amendment No. 24 on Form S-6 (File No.: 333-61554) filed on December 18, 2007.

(3)      Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No: 333-93367) filed on April 19, 2000.

(4)      Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No.: 33-77496) filed on April 22, 1996.

(5)      Incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No.: 333-93367) filed on April 24, 2003.

(6)      Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No.: 033-07734) filed on April 29, 2003.

(7)      Incorporated by reference to Pre-Effective Amendment No. 1 (File No.: 333-04999) filed on September 24, 1996.

(8)      Incorporated by reference to Post-Effective Amendment No. 3 (File No.: 333-118478) filed on April 5, 2007.

(9)      Incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No.: 333-146507) filed on April 2, 2013.

(10)    Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No.: 333-146507) filed on April 1, 2015.

(11)    Incorporated by reference to Post-Effective Amendment No. 28 on Form N-6 (File No.: 333-125790) filed on April 1, 2015.

(12)    Incorporated by reference to Registration Statement on Form N-4 (File No.: 333-147673) filed on November 28, 2007.

(13)    Incorporated by reference to Post-Effective Amendment No. 26 on From N-6 (File No.: 333-146507) filed on April 3, 2017.

(14)    Incorporated by reference to Post-Effective Amendment No. 24 (File No.: 333-146507) filed on April 1, 2016.

(15)    Form of Broker/Dealer Selling agreement among The Lincoln National Life Insurance Company, Lincoln Life Annuity Company of New York and Lincoln Financial Distribution, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.

(16)    Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Keith J. Ryan*	Vice President and Director
Senior Vice President, Associate General Counsel and Secretary
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Wilford H. Fuller**	Executive Vice President and Director
Kirkland L. Hicks**	Executive Vice President, General Counsel and Director
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*      Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

**   Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 350 Church Street, Hartford, CT 06103

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Pre-Effective Amendment No.1 on Form N-4 File No: 333-222786 filed on May 14, 2018)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life  Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify  certain persons against expenses, judgments and certain other specified  costs incurred by any such person if he/she is made a party or is  threatened to be made a party to a suit or proceeding because he/she was a  director, officer, or employee of Lincoln Life, as long as he/she acted in  good faith and in a manner he/she reasonably believed to be in the best  interests of, or not opposed to the best interests of, Lincoln Life.  Certain additional conditions apply to indemnification in criminal  proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(8) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities  Act of 1933 may be permitted to directors, officers and controlling  persons of the Registrant pursuant to the provisions described in Item  28(a) above or otherwise, the Registrant has been advised that in the  opinion of the Securities and Exchange Commission such indemnification is  against public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such  liabilities (other than the payment by the Registrant of expenses incurred  or paid by a director, officer, or controlling person of the Registrant in  the successful defense of any such action, suit or proceeding) is asserted  by such director, officer or controlling person in connection with the  securities being registered, the Registrant will, unless in the opinion of  its counsel the matter has been settled by controlling precedent, submit  to a court of appropriate jurisdiction the question whether such  indemnification by it is against public policy as expressed in the Act and  will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)         Lincoln Financial Distributors, Inc. is the Principal Underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b)      Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Nancy A. Smith*	Secretary
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O’Neill*	Senior Vice President, Chief Operating Officer
Andrew J. Bucklee*	Senior Vice President and Director
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director

*      Principal Business address is 150 North Radnor Chester Road, Philadelphia, PA 19102

**   Principal Business address is 350 Church Street, Hartford, CT 06103

(c)       N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account JF-A, has caused this Post-Effective Amendment No. 14 to the Registration Statement (File No.: 333-144272; 811-4160; CIK No. 0000757552) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 24th day of May, 2018.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account JF-A
(Registrant)

By	/s/ Joshua Durand
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Joshua Durand
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement (File No.: 333-144272; 811-4160; CIK No. 0000757552) on Form N-6 has been signed below on May  24, 2018, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

	Signature	Title

	/s/ Dennis R. Glass *	President and Director
Dennis R. Glass

	/s/ Ellen G. Cooper *	Executive Vice President, Chief Investment Officer and
	Ellen G. Cooper	Director

	/s/ Randal J. Freitag *	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

	/s/ Kirkland L. Hicks*	Executive Vice President, General Counsel and Director
Kirkland L. Hicks

	/s/ Wilford H. Fuller*	Executive Vice President and Director
Wilford H. Fuller

	/s/ Keith J. Ryan *	Vice President and Director
Keith J. Ryan

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-of-Attorney filed with this Registration Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any Registration Statements and any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6, N-4 or S-3 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:

Account	Product name
Lincoln Life Flexible Premium Variable Life Account D (811-04592)	Variable Universal Life Leadership Series
Lincoln Life Flexible Premium Variable Life Account F (811-05164)	American Legacy Life American Legacy Estate Builder
Lincoln Life Flexible Premium Variable Life Account G (811-05585)	VUL-III
Lincoln Life Flexible Premium Variable Life Account J (811-08410)	American Legacy Variable Life
Lincoln Life Flexible Premium Variable Life Account K (811-08412)	Multi Fund Variable Life
Lincoln Life Flexible Premium Variable Life Account M (811-08557)

VULdb / VULdb ES
VULdb-II ES
VUL-I / VULcv
VULcv-II / VULcvII ES / VUL Flex
VULcv-III ES
MoneyGuard VUL
VULone ES / VULone 2005 ES
Momentum VULone / Momentum VULone 2005
VULcv-IV ES
VULdb-IV ES
Momentum VULone 2007
VULone 2007
AssetEdge VUL
AssetEdge VUL/AssetEdge Exec VUL 2015
VULone2012
VULone2014
InReach VULone2014

Lincoln Life Flexible Premium Variable Life Account R (811-08579)	SVUL / SVUL-I SVUL-II / SVUL-II ES SVUL-III ES SVUL-IV ES / PreservationEdge SVUL SVULone ES Momentum SVULone SVULone 2007 ES Momentum SVULone 2007 SVULone2013

Lincoln Life Flexible Premium Variable Life Account S (811-09241)	CVUL / CVUL Series III / CVUL Series III ES LCV4 ES LCV5 ES / LCC VUL
Lincoln Life Flexible Premium Variable Life Account Y (811-21028)

American Legacy VULcv-III
American Legacy VULdb-II
American Legacy SVUL-II
American Legacy SVUL-III
American Legacy VULcv-IV
American Legacy VULdb-IV
American Legacy SVUL-IV/PreservationEdge SVUL
American Legacy AssetEdge

Variable Annuity Separate Accounts:

Account	Product name
Lincoln National Variable Annuity Account C (811-03214)	Multi-Fund Multi-Fund Select Multi-Fund 5 Retirement Annuity
Lincoln National Variable Annuity Account E (811-04882)	The American Legacy
Lincoln National Variable Annuity Account H (811-05721)

American Legacy II
American Legacy III
American Legacy III B Class
American Legacy III C Share
American Legacy III Plus
American Legacy III View
American Legacy Design
American Legacy Signature
American Legacy Fusion
American Legacy Series
American Legacy Advisory
Shareholder’s Advantage
Shareholder’s Advantage A Class
Shareholder’s Advantage purchasded on and after May 21, 2018

Lincoln National Variable Annuity Account L (811-07645)

Group Variable Annuity
Secured Retirement Income Version 1
Secured Retirement Income Version 2
Secured Retirement Income Version 3
Secured Retirement Income Version 4
Retirement Income Rollover Version 1
Retirement Income Rollover Version 2
Retirement Income Rollover Version 3
Retirement Income Rollover Version 4

Lincoln Life Variable Annuity Account N (81108517)

ChoicePlus Assurance (A Share)
ChoicePlus Assurance (A Class)
ChoicePlus Assurance (B Share)
ChoicePlus Assurance (B Class)
ChoicePlus Assurance (C Share)
ChoicePlus Assurance (L Share)
ChoicePlus Assurance (Bonus)
Choice Plus
Choice Plus II
ChoicePlus Access
ChoicePlus II Access
ChoicePlus Bonus
ChoicePlus II Bonus

Lincoln Life Variable Annuity Account N (81108517) Continued

ChoicePlus II Advance
ChoicePlus Design
ChoicePlus Signature
ChoicePlus Rollover
ChoicePlus Fusion
ChoicePlus Series
ChoicePlus Prime
ChoicePlus Advisory
InvestmentSolutions
InvestmentSolutions RIA
Lincoln Investor Advantage
Lincoln Investor Advantage Fee-Based
Lincoln Investor Advantage RIA
Lincoln Investor Advantage Advisory
Lincoln Investor Advantage RIA Class
Lincoln Level Advantage B Share Indexed Variable Annuity
Lincoln Level Advantage Advisory Indexed Variable Annuity
Lincoln Level Advantage B Class Indexed Variable Annuity
Lincoln Level Advantage Advisory Indexed Variable Annuity
Core Income

Lincoln Life Variable Annuity Account Q (811-08569)	Multi-Fund Group
Lincoln Life S-3 Filing

Lincoln Level Advantage B Share Indexed Variable Annuity
Lincoln Level Advantage Advisory Indexed Variable Annuity
Lincoln Level Advantage B Class Indexed Variable Annuity
Lincoln Level Advantage Advisory Class Indexed Variable Annuity

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature	Title

/s/ Dennis R. Glass	President, Chairman and Director
Dennis R. Glass

/s/ Ellen Cooper	Executive Vice President, Chief Investment Officer
Ellen Cooper	and Director

/s/ Randal J. Freitag	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Kirkland L. Hicks	Executive Vice President, General Counsel and Director
Kirkland L. Hicks

/s/ Wilford H. Fuller	Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan	Vice President and Director
Keith J. Ryan

We, Delson R. Campbell, Scott C. Durocher, Kimberly A. Genovese, Daniel P. Herr, Donald E. Keller, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky, Stephen R. Turer and John D. Weber, have read the foregoing Power of Attorney.  We are the person(s) identified therein as agent(s) for the principal named therein.  We acknowledge our legal responsibilities.

/s/ Delson r. Campbell	/s/ Scott C. Durocher
Delson R. Campbell	Scott C. Durocher

/s/ Kimberly A. Genovese	/s/ Daniel P. Herr
Kimberly A. Genovese	Daniel P. Herr

/s/ Donald E. Keller	/s/ Brian A. Kroll
Donald E. Keller	Brian A. Kroll

/s/ John L. Reizian	No longer with the company
John L. Reizian	Lawrence A. Samplatsky

/s/ Stephen R. Turer	/s/ John D. Weber
Stephen R. Turer	John D. Weber

Version dated: February 2018